Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	$ 21,276	$ 30,502	$ 34,593
Research and development	20,750	32,392	42,697
General and administrative	42,584	46,803	48,764
Total operating expenses	84,610	109,697	172,918
Other income (loss)	12,892	(6,884)	(1,352)
Exchange loss on offshore bank accounts	(4)	(174)	(2,277)
Interest income	919	2,190	12,569
Interest expenses	12,439	2,041
Realized gain on short-term investments	552	(98,112)	139,265
Gain (loss) on disposal of equity method investments			56,993
Net income (loss)	(185,352)	(221,657)	60,078
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(10,994)	(7,777)	(5,039)
Net unrealized gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2014, 2015 and 2016, respectively	(18,518)	40,695	13,223
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2014, 2015 and 2016, respectively	(729)	(3,568)	(175,191)
Other comprehensive (loss) income	(30,241)	29,350	(167,007)
Comprehensive loss attributable to Renren Inc.	(215,593)	(190,778)	(106,547)
Parent Company [Member]
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	770	243	625
Research and development	1,363	780	1,342
General and administrative	25,477	28,811	24,964
Total operating expenses	27,610	29,834	26,931
Other income (loss)	307	(528)	332
Exchange loss on offshore bank accounts	(3)	(376)	(2,314)
Interest income	130	646	7,059
Interest expenses	(5,728)	(985)	0
Realized gain on short-term investments		4,102	167,225
Earnings (loss) in equity method investments	(3,968)	(3,516)	4,835
Gain (loss) on disposal of equity method investments		(534)	60,116
Equity in loss of subsidiaries and variable interest entities	(148,480)	(189,103)	(149,862)
Net income (loss)	(185,352)	(220,128)	60,460
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(10,994)	(7,777)	(5,039)
Net unrealized gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2014, 2015 and 2016, respectively	(18,518)	40,695	13,223
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2014, 2015 and 2016, respectively	(729)	(3,568)	(175,191)
Other comprehensive (loss) income	(30,241)	29,350	(167,007)
Comprehensive loss attributable to Renren Inc.	$ (215,593)	$ (190,778)	$ (106,547)